Commitments and Contingencies Incurred But Not Reported Health Benefit Cost Accrual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
IBNR accrual	$ 2,460	$ 2,056